ACCOUNTS RECEIVABLE AND OTHER - Schedule of Accounts Receivable and Other (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Subclassifications of assets, liabilities and equities [abstract]
Accounts receivable	$ 7,209	$ 4,294
Prepaid expenses and other assets	3,350	3,448
Restricted cash	1,024	1,004
Sustainable resources	390	387
Total	$ 11,973	$ 9,133